UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/11 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2011

Shares		Value

COMMON STOCKS (96.7%)

	CONSUMER DISCRETIONARY (10.5%)
8,400	AutoZone, Inc. *	$2,297,904
32,000	BorgWarner, Inc. *	2,550,080
12,000	Brinker International, Inc.	303,600
10,500	Buckle, Inc. (The)	424,200
5,000	Chipotle Mexican Grill, Inc. *	1,361,850
39,200	Ctrip.com International Ltd. ADR *	1,626,408
16,000	Deckers Outdoor Corp. *	1,378,400
17,000	DIRECTV Class A *	795,600
10,000	Fossil, Inc. *	936,500
16,000	Genuine Parts Co.	858,240
7,000	Gildan Activewear, Inc.	229,390
10,000	Guess?, Inc.	393,500
29,000	HSN, Inc. *	928,870
27,000	Johnson Controls, Inc.	1,122,390
56,000	LKQ Corp. *	1,349,600
6,000	Monro Muffler Brake, Inc.	197,880
18,000	O’Reilly Automotive, Inc. *	1,034,280
30,000	Phillips-Van Heusen Corp.	1,950,900
6,000	Priceline.com, Inc. *	3,038,640
15,400	Shaw Communications, Inc. Class B	324,478
27,000	Signet Jewelers Ltd. *	1,242,540
6,700	Strayer Education, Inc.	874,283
34,300	TJX Companies, Inc. (The)	1,705,739
22,000	TRW Automotive Holdings Corp. *	1,211,760
6,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	288,780
21,000	Vitamin Shoppe, Inc. *	710,430
26,500	Warnaco Group, Inc. (The) *	1,515,535
29,000	WMS Industries, Inc. *	1,025,150
6,000	Wynn Resorts Ltd.	763,500
34,000	Yum! Brands, Inc.	1,746,920
		34,187,347
	CONSUMER STAPLES (6.3%)
68,000	BRF - Brasil Foods S. A. ADR	1,298,120
17,000	British American Tobacco PLC ADR	1,376,830
24,200	Church & Dwight Co., Inc.	1,920,028
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	1,293,432
130,000	Companhia de Bebidas das Americas ADR	3,680,300
60,000	Cosan Ltd. Class A	774,000
26,250	Flowers Foods, Inc.	714,788
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,174,000
14,000	General Mills, Inc.	511,700
74,000	Green Mountain Coffee Roasters, Inc. *	4,781,140
40,000	Hormel Foods Corp.	1,113,600
32,000	Ruddick Corp.	1,234,880
4,000	TreeHouse Foods, Inc. *	227,480
9,000	Whole Foods Market, Inc.	593,100
		20,693,398
	ENERGY (5.7%)
8,600	CNOOC Ltd. ADR	2,176,144
19,000	Concho Resources, Inc. *	2,038,700
21,000	Core Laboratories N.V.	2,145,570
20,000	EQT Corp.	998,000
44,000	FMC Technologies, Inc. *	4,157,120
64,000	Petroleo Brasileiro S.A. ADR	2,587,520

Shares		Value
18,000	SM Energy Co.	$1,335,420
33,600	Southern Union Co.	961,632
26,000	TransCanada Corp.	1,053,780
33,000	World Fuel Services Corp.	1,340,130
		18,794,016
	FINANCIALS (9.4%)
12,000	Affiliated Managers Group, Inc. *	1,312,440
20,600	AFLAC, Inc.	1,087,268
15,000	Arch Capital Group Ltd. *	1,487,850
9,490	AvalonBay Communities, Inc.	1,139,559
35,000	Bancolombia S.A. ADR	2,193,100
16,000	Bank of Hawaii Corp.	765,120
13,300	Bank of Montreal	864,234
22,100	Bank of Nova Scotia	1,356,719
10,700	BlackRock, Inc.	2,150,807
16,000	BRE Properties, Inc.	754,880
8,200	Canadian Imperial Bank of Commerce	708,234
12,000	Credicorp Ltd.	1,259,160
19,000	Eaton Vance Corp.	612,560
9,400	Essex Property Trust, Inc.	1,165,600
9,000	Franklin Resources, Inc.	1,125,720
16,300	HDFC Bank Ltd. ADR	2,770,022
16,000	ICICI Bank Ltd. ADR	797,280
111,376	Itau Unibanco Banco Multiplo S.A. ADR	2,678,593
13,000	Leucadia National Corp.	488,020
9,000	Portfolio Recovery Associates, Inc. *	766,170
10,000	ProAssurance Corp. *	633,700
12,000	Stifel Financial Corp. *	861,480
24,000	T. Rowe Price Group, Inc.	1,594,080
8,000	Taubman Centers, Inc.	428,640
7,400	Toronto-Dominion Bank (The)	655,566
30,000	Wells Fargo & Co.	951,000
		30,607,802
	HEALTH CARE (15.0%)
56,000	Alexion Pharmaceuticals, Inc. *	5,526,080
17,200	Allergan, Inc.	1,221,544
21,000	Auxilium Pharmaceuticals, Inc. *	450,870
16,000	Bayer AG ADR	1,243,520
14,500	Becton, Dickinson & Co.	1,154,490
4,000	Bio-Rad Laboratories, Inc. Class A *	480,560
14,800	Bio-Reference Laboratories, Inc. *	332,112
6,000	C.R. Bard, Inc.	595,860
11,000	Cerner Corp. *	1,223,200
6,000	Computer Programs & Systems, Inc.	385,680
4,000	DENTSPLY International, Inc.	147,960
26,000	Edwards Lifesciences Corp. *	2,262,000
18,000	Emergency Medical Services Corp. Class A *	1,144,620
19,000	Endo Pharmaceuticals Holdings, Inc. *	725,040
60,000	Express Scripts, Inc. *	3,336,600
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,411,168
12,600	Haemonetics Corp. *	825,804
56,000	Henry Schein, Inc. *	3,929,520
18,000	HMS Holdings Corp. *	1,473,300
24,000	IDEXX Laboratories, Inc. *	1,853,280
51,200	Illumina, Inc. *	3,587,584
32,000	Impax Laboratories, Inc. *	814,400
7,000	Intuitive Surgical, Inc. *	2,334,220

1

Value Line Premier Growth Fund, Inc.

March 31, 2011

Shares		Value
4,000	MAKO Surgical Corp. *	$96,800
8,400	Mettler-Toledo International, Inc. *	1,444,800
17,800	Novo Nordisk A/S ADR	2,229,094
28,500	Owens & Minor, Inc.	925,680
32,000	Perrigo Co.	2,544,640
5,000	Pharmasset, Inc. *	393,550
4,800	Quality Systems, Inc.	400,032
20,000	ResMed, Inc. *	600,000
28,000	SXC Health Solutions Corp. *	1,534,400
3,000	Techne Corp.	214,800
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,153,910
2,300	United Therapeutics Corp. *	154,146
22,000	Volcano Corp. *	563,200
23,000	Warner Chilcott PLC Class A	535,440
		49,249,904
	INDUSTRIALS (21.4%)
85,000	ABB Ltd. ADR *	2,056,150
24,300	Acuity Brands, Inc.	1,421,307
49,500	AMETEK, Inc.	2,171,565
20,600	AZZ, Inc.	939,360
36,000	BE Aerospace, Inc. *	1,279,080
28,400	Bucyrus International, Inc.	2,597,180
30,000	C.H. Robinson Worldwide, Inc.	2,223,900
22,900	Canadian National Railway Co.	1,723,683
34,000	CLARCOR, Inc.	1,527,620
23,300	Curtiss-Wright Corp.	818,762
32,000	Danaher Corp.	1,660,800
20,600	DigitalGlobe, Inc. *	577,418
16,000	Dollar Thrifty Automotive Group, Inc. *	1,067,680
19,000	Donaldson Co., Inc.	1,164,510
25,200	Eaton Corp.	1,397,088
41,000	EnerSys *	1,629,750
20,000	Esterline Technologies Corp. *	1,414,400
18,000	Flowserve Corp.	2,318,400
23,200	Gardner Denver, Inc.	1,810,296
36,000	Geo Group, Inc. (The) *	923,040
6,000	GeoEye, Inc. *	249,480
10,000	Harbin Electric, Inc. *	206,900
29,850	IDEX Corp.	1,302,952
22,600	IHS, Inc. Class A *	2,005,750
33,000	J.B. Hunt Transport Services, Inc.	1,498,860
21,000	Kansas City Southern *	1,143,450
21,000	Kirby Corp. *	1,203,090
88,500	Lan Airlines S.A. ADR	2,264,715
31,500	Lennox International, Inc.	1,656,270
13,000	Lincoln Electric Holdings, Inc.	986,960
11,000	Navistar International Corp. *	762,630
20,000	Norfolk Southern Corp.	1,385,400
20,000	Polypore International, Inc. *	1,151,600
17,800	Precision Castparts Corp.	2,619,804
6,000	Regal-Beloit Corp.	442,980
37,500	Republic Services, Inc.	1,126,500
54,000	Rollins, Inc.	1,096,200
26,000	Roper Industries, Inc.	2,247,960
48,700	Rush Enterprises, Inc. Class A *	964,260
36,600	Stericycle, Inc. *	3,245,322
20,800	Textainer Group Holdings Ltd.	772,928
33,000	Toro Co. (The)	2,185,260
12,300	Towers Watson & Co. Class A	682,158
17,000	TransDigm Group, Inc. *	1,425,110

Shares		Value
17,000	United Technologies Corp.	$1,439,050
22,000	URS Corp. *	1,013,100
4,700	Valmont Industries, Inc.	490,539
7,600	W.W. Grainger, Inc.	1,046,368
16,000	Wabtec Corp.	1,085,280
31,200	Waste Connections, Inc.	898,248
24,000	Woodward Inc.	829,440
		70,150,553
	INFORMATION TECHNOLOGY (16.8%)
23,000	Accenture PLC Class A	1,264,310
28,000	Acme Packet, Inc. *	1,986,880
30,800	Amphenol Corp. Class A	1,675,212
18,700	Anixter International, Inc.	1,306,943
60,000	ANSYS, Inc. *	3,251,400
60,000	Ariba, Inc. *	2,048,400
70,000	Aruba Networks, Inc. *	2,368,800
24,000	Atheros Communications, Inc. *	1,071,600
14,000	Avago Technologies Ltd.	435,400
11,400	Blackboard, Inc. *	413,136
21,000	Canon, Inc. ADR	910,350
26,000	Check Point Software Technologies Ltd. *	1,327,300
60,000	Cognizant Technology Solutions Corp. Class A *	4,884,000
28,000	Concur Technologies, Inc. *	1,552,600
22,800	Diodes, Inc. *	776,568
16,000	Dolby Laboratories, Inc. Class A *	787,360
16,000	Equinix, Inc. *	1,457,600
11,000	FactSet Research Systems, Inc.	1,152,030
3,000	Google, Inc. Class A *	1,758,630
40,000	Informatica Corp. *	2,089,200
4,200	LogMeIn, Inc. *	177,072
9,300	MasterCard, Inc. Class A	2,340,996
37,200	MICROS Systems, Inc. *	1,838,796
4,000	Open Text Corp. *	249,280
28,000	Oracle Corp.	934,360
12,600	Pegasystems, Inc.	478,044
38,000	Rackspace Hosting, Inc. *	1,628,300
18,000	Rovi Corp. *	965,700
27,000	Salesforce.com, Inc. *	3,606,660
25,000	Solera Holdings, Inc.	1,277,500
44,000	SuccessFactors, Inc. *	1,719,960
31,000	Teradata Corp. *	1,571,700
34,000	TIBCO Software, Inc. *	926,500
30,000	Trimble Navigation Ltd. *	1,516,200
20,000	VanceInfo Technologies, Inc. ADR *	628,200
16,000	VeriFone Systems, Inc. *	879,200
13,000	VMware, Inc. Class A *	1,060,020
12,000	Wright Express Corp. *	622,080
		54,938,287
	MATERIALS (8.4%)
21,000	Agrium, Inc.	1,937,460
15,000	Air Products & Chemicals, Inc.	1,352,700
40,000	Albemarle Corp.	2,390,800
30,700	AptarGroup, Inc.	1,538,991
14,000	Ball Corp.	501,900
14,000	BASF AG ADR	1,215,200
28,000	Celanese Corp. Series A	1,242,360
12,600	Clearwater Paper Corp. *	1,025,640
16,000	Cliffs Natural Resources, Inc.	1,572,480

2

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

18,000	Crown Holdings, Inc. *	$694,440
22,000	FMC Corp.	1,868,460
16,500	Greif, Inc. Class A	1,079,265
17,000	Mosaic Co. (The)	1,338,750
9,000	NewMarket Corp.	1,423,980
30,000	Praxair, Inc.	3,048,000
24,000	Rockwood Holdings, Inc. *	1,181,280
20,200	Scotts Miracle-Gro Co. (The) Class A	1,168,570
30,000	Sigma-Aldrich Corp.	1,909,200
12,800	Syngenta AG ADR	834,176
8,000	Valspar Corp. (The)	312,800
		27,636,452
	TELECOMMUNICATION SERVICES (1.5%)
4,000	AboveNet, Inc.	259,440
6,101	Brasil Telecom S.A. ADR	65,525
40,877	Crown Castle International Corp. *	1,739,316
10,000	Millicom International Cellular S.A.	961,700
43,000	SBA Communications Corp. Class A *	1,706,240
5,100	Telefonica S.A. ADR	128,622
		4,860,843
	UTILITIES (1.7%)
18,000	AGL Resources, Inc.	717,120
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,621,224
20,000	ITC Holdings Corp.	1,398,000
13,400	NSTAR	620,018
20,000	Questar Corp.	349,000
26,800	Wisconsin Energy Corp.	817,400
		5,522,762
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (96.7%) (Cost $162,139,131)	316,641,364

Principal Amount		Value

SHORT-TERM INVESTMENTS (3.0%)

	REPURCHASE AGREEMENTS (3.0%)
$10,000,000	With Morgan Stanley, 0.06%, dated 03/31/11, due 04/01/11, delivery value $10,000,017 (collateralized by $10,080,000 U.S. Treasury Notes 1.3750% due 03/15/13, with a value of $10,196,276)	$10,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,000,000) (3.0%)	10,000,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		836,095
NET ASSETS (1) (100%)		$327,477,459
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($327,477,459 ÷ 11,229,184 shares outstanding)		$29.16

*	Non-income producing.
(1)
For federal income tax purposes, the aggregate cost was $172,139,131, aggregate gross unrealized appreciation was $155,607,684, aggregate gross unrealized depreciation was $1,105,451 and the net unrealized appreciation was $154,502,233.

ADR	American Depositary Receipt.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets
Common Stocks	$316,641,364	$0	$0	$316,641,364
Short-Term Investments	0	10,000,000	0	10,000,000

Total Investments in Securities	$316,641,364	$10,000,000	$0	$326,641,364

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 20, 2011